UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                        Report for the Calendar Year or Quarter Ended: 06/30/03
                              Check here if Amendment [ ]; Amendment Number:
                                  This Amendment (check only one.):
                                          [ ]    is a restatement.
                                          [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Christopher Welch
        -----------------------
Title:  Chief Financial Officer
        -----------------------
Phone:  212-396-8741
        -----------------------
Signature, Place, and Date of Signing:

/s/ Christopher Welch
----------------------
New York, New York
August 13, 2003

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT




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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     99
                                            --

Form 13F Information Table Value Total:   $332,273 (thousands)
                                          --------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE



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
-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M CO COM                       Common Stock   88579y101     3,448       26,736   X      0          0                X     0     0
ABBOTT LABS COM                 Common Stock   002824100     1,305       29,825   X      0          0                X     0     0
AETNA INC NEW COM               Common Stock   00817y108     3,998       66,412   X      0          0                X     0     0
AFLAC INC COM                   Common Stock   001055102     2,773       90,167   X      0          0                X     0     0
ALBERTO CULVER CO CL B CONV     Common Stock   013068101     3,056       59,806   X      0          0                X     0     0
ALCOA INC COM                   Common Stock   013817101     4,331      169,830   X      0          0                X     0     0
AMERICAN EXP CORP               Common Stock   025816109       349        8,334   X      0          0                X     0     0
AMERICAN INTL GROUP COM         Common Stock   026874107     1,027       18,614   X      0          0                X     0     0
AMGEN                           Common Stock   031162100     4,946       75,020   X      0          0                X     0     0
ANHEUSER BUSCH COS INC COM      Common Stock   035229103     4,257       83,397   X      0          0                X     0     0
AON CORP COM                    Common Stock   037389103     4,983      206,946   X      0          0                X     0     0
APOLLO GROUP INC CL A           Common Stock   037604105     4,321       69,925   X      0          0                X     0     0
AVENTIS SPONSORED ADR           ADR Sponsored  053561106     4,001       73,145   X      0          0                X     0     0
AVERY DENNISON CORP COM         Common Stock   053611109     2,192       43,668   X      0          0                X     0     0
AVON PRODS INC COM              Common Stock   054303102     3,656       58,777   X      0          0                X     0     0
BAKER HUGHES INC COM            Common Stock   057224107     4,310      128,384   X      0          0                X     0     0
BANK OF AMERICA CORP COM        Common Stock   060505104     3,758       47,550   X      0          0                X     0     0
BANK OF NEW YORK INC            Common Stock   064057102     3,856      134,093   X      0          0                X     0     0
BARD C R INC COM                Common Stock   067383109       984       13,800   X      0          0                X     0     0
BEAR STEARNS COS INC COM        Common Stock   073902108     3,849       53,147   X      0          0                X     0     0
BED BATH & BEYOND INC COM       Common Stock   075896100     2,899       74,682   X      0          0                X     0     0
BJ SERVICES                     Common Stock   055482103     3,956      105,873   X      0          0                X     0     0
BOEING CO COM                   Common Stock   097023105       429       12,500   X      0          0                X     0     0
BOSTON SCIENTIFIC CORP COM      Common Stock   101137107     5,382       88,085   X      0          0                X     0     0
CHEVRONTEXACO CORP COM          Common Stock   166764100       409        5,665   X      0          0                X     0     0
CINTAS CORP COM                 Common Stock   172908105     2,186       61,691   X      0          0                X     0     0
CISCO SYS INC COM               Common Stock   17275r102     3,409      203,045   X      0          0                X     0     0

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP                       Common Stock   172967101     6,272      146,545   X      0          0                X     0     0
COMCAST CORP NEW CL A           Common Stock   20030n101     5,461      180,927   X      0          0                X     0     0
COMCAST CORP NEW CL A SPL       Common Stock   20030n200       206        7,095   X      0          0                X     0     0
CONAGRA FOODS INC COM           Common Stock   205887102     2,908      123,239   X      0          0                X     0     0
COUNTRYWIDE FINANCIAL CORP.     Common Stock   222372104     3,359       48,282   X      0          0                X     0     0
DELL COMPUTER CORP              Common Stock   247025109     3,731      117,180   X      0          0                X     0     0
DEVON ENERGY CORP NEW COM       Common Stock   25179m103     3,018       56,515   X      0          0                X     0     0
DIAMOND OFFSHORE DRILL COM      Common Stock   25271c102       499       23,806   X      0          0                X     0     0
DOVER                           Common Stock   260003108     4,662      155,627   X      0          0                X     0     0
EBAY INC COM                    Common Stock   278642103     2,684       25,812   X      0          0                X     0     0
ECOLAB INC COM                  Common Stock   278865100     3,370      131,630   X      0          0                X     0     0
EOG RES INC COM                 Common Stock   26875p101     3,143       75,130   X      0          0                X     0     0
EXXON MOBIL CORP COM            Common Stock   30231g102       968       26,951   X      0          0                X     0     0
FEDEX CORPORATION               Common Stock   31428x106     9,988      161,028   X      0          0                X     0     0
FIRST MIDWEST BANCORP COM       Common Stock   320867104     1,185       41,115   X      0          0                X     0     0
FIRST TENN NATL CORP COM        Common Stock   337162101     2,597       59,152   X      0          0                X     0     0
FLUOR CORP                      Common Stock   343412102     4,578      136,107   X      0          0                X     0     0
FOREST LABS INC COM             Common Stock   345838106     3,256       59,470   X      0          0                X     0     0
FORTUNE BRANDS INC COM          Common Stock   349631101     3,195       61,215   X      0          0                X     0     0
FPL GROUP INC COM               Common Stock   302571104     2,817       42,134   X      0          0                X     0     0
GANNETT INC COM                 Common Stock   364730101     3,209       41,773   X      0          0                X     0     0
GENERAL ELECTRIC CO             Common Stock   369604103     1,150       40,093   X      0          0                X     0     0
GOLDEN WEST FINL DEL COM        Common Stock   381317106     2,877       35,959   X      0          0                X     0     0
HONEYWELL INTERNATIONAL INC     Common Stock   438516106     4,323      160,995   X      0          0                X     0     0
INTEL CORP COM                  Common Stock   458140100     1,484       71,339   X      0          0                X     0     0
INTERNATIONAL FLAV&FRA COM      Common Stock   459506101     2,879       90,162   X      0          0                X     0     0
INTERNATIONAL GAME TEC COM      Common Stock   459902102     4,313       42,148   X      0          0                X     0     0

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO COM               Common Stock   460146103       442       12,355   X      0          0                X     0     0
INTUIT COM                      Common Stock   461202103     3,134       70,267   X      0          0                X     0     0
ITT INDS INC IND COM            Common Stock   450911102     3,217       49,152   X      0          0                X     0     0
JOHNSON CTLS INC COM            Common Stock   478366107     3,147       36,767   X      0          0                X     0     0
KELLOGG CO COM                  Common Stock   487836108     2,822       82,111   X      0          0                X     0     0
KINDER MORGAN INC KANS COM      Common Stock   49455p101     5,114       93,576   X      0          0                X     0     0
LEXMARK INTL NEW CL A           Common Stock   529771107     1,862       26,304   X      0          0                X     0     0
LOCKHEED MARTIN CORP            Common Stock   539830109     7,316      153,781   X      0          0                X     0     0
LOUISIANA PACIFIC               Common Stock   546347105       119       11,000   X      0          0                X     0     0
LUBRIZOL CORP                   Common Stock   549271104       886       28,570   X      0          0                X     0     0
MCKESSON CORP COM               Common Stock   58155q103     5,676      158,809   X      0          0                X     0     0
MEDTRONIC INC COM               Common Stock   585055106     6,212      129,516   X      0          0                X     0     0
MERCK & CO INC                  Common Stock   589331107       530        8,762   X      0          0                X     0     0
MEREDITH CORP COM               Common Stock   589433101     2,933       66,657   X      0          0                X     0     0
MICROSOFT CORP                  Common Stock   594918104     4,580      178,627   X      0          0                X     0     0
MOTOROLA INC                    Common Stock   620076109     2,849      302,091   X      0          0                X     0     0
NOBLE CORPORATION SHS           Common Stock   g65422100     2,676       78,018   X      0          0                X     0     0
NORFOLK SOUTHERN CORP COM       Common Stock   655844108     2,438      126,975   X      0          0                X     0     0
ORACLE CORP COM                 Common Stock   68389x105     3,476      289,462   X      0          0                X     0     0
PACTIV CORP COM                 Common Stock   695257105     2,961      150,209   X      0          0                X     0     0
PEPSI BOTTLING GROUP COM        Common Stock   713409100     2,014      100,594   X      0          0                X     0     0
PEPSICO INC COM                 Common Stock   713448108     5,607      125,992   X      0          0                X     0     0
PFIZER INC COM                  Common Stock   717081103     1,316       38,539   X      0          0                X     0     0
PRAXAIR INC COM                 Common Stock   74005p104     2,671       44,437   X      0          0                X     0     0
PROCTER & GAMBLE                Common Stock   742718109     6,069       68,054   X      0          0                X     0     0
PROGRESSIVE CORP                Common Stock   743315103     6,479       88,635   X      0          0                X     0     0
RIO TINTO PLC SPONS ADR         ADR Sponsored  767204100     4,721       61,673   X      0          0                X     0     0

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO CORP COM                 Common Stock   786429100     2,874       81,453   X      0          0                X     0     0
SCHERING PLOUGH CORP COM        Common Stock   806605101     3,734      200,753   X      0          0                X     0     0
SLM CORP                        Common Stock   78442p106     2,283       58,294   X      0          0                X     0     0
SONY CORP ADR                   ADR Sponsored  835699307       232        8,300   X      0          0                X     0     0
ST PAUL COS INC COM             Common Stock   792860108     3,924      107,471   X      0          0                X     0     0
STARBUCKS CORP COM              Common Stock   855244109     2,573      104,808   X      0          0                X     0     0
STRYKER CORP COM                Common Stock   863667101     3,247       46,803   X      0          0                X     0     0
TOTAL S A SPONSORED ADR         ADR Sponsored  89151e109     5,012       66,118   X      0          0                X     0     0
TRIBUNE CO NEW COM              Common Stock   896047107     3,236       66,989   X      0          0                X     0     0
UNILEVER N V N Y SHS NEW        ADR Sponsored  904784709     3,715       68,790   X      0          0                X     0     0
UNITED TECHNOLOGIES CP COM      Common Stock   913017109     3,334       47,077   X      0          0                X     0     0
VALERO ENERGY CORP              Common Stock   91913y100     4,479      123,297   X      0          0                X     0     0
VODAFONE GROUP PLC NEW
  SPONSORED ADR                 ADR Sponsored  92857w100     4,332      220,464   X      0          0                X     0     0
WALT DISNEY CO.                 Common Stock   254687106     4,948      250,547   X      0          0                X     0     0
WELLPOINT HLT NETW NEW COM      Common Stock   94973h108     3,553       42,147   X      0          0                X     0     0
WELLS FARGO & CO NEW COM        Common Stock   949746101     9,019      178,958   X      0          0                X     0     0
WRIGLEY WM JR CO COM            Common Stock   982526105     3,291       58,522   X      0          0                X     0     0
XL CAPITAL LTD                  ADR Sponsored  g98255105     5,018       60,455   X      0          0                X     0     0

                                                           332,273    8,542,728



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